Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract] [Standard Label]
Schedule of Income Statements by Segment, Significant Segment Expenses, and Segment Assets

The Company’s income statements by segment, significant segment expenses, and segment assets are presented below (in thousands):

	Year Ended December 31, 2025
	Deep Isolation US & EMEA	Freestone	Total
Revenues	$2,494	$3,642	$6,136
Cost of services	1,093	1,541	2,634
Depreciation and amortization expense	1	114	115
Selling, general and administrative expenses	7,232	1,521	8,753
Research and development costs	404	-	404
Operating (loss) income	$(6,236)	$466	$(5,770)
Other income, net	433	2	435
Segment (loss) income before income tax	$(5,803)	$468	$(5,335)
Income tax expense	1	-	1
Segment (loss) income	$(5,804)	$468	$(5,336)
	As of December 31, 2025
	Deep Isolation US & EMEA	Freestone	Total
Cash and cash equivalents	$25,926	$1,508	$27,434
Accounts receivable, net	140	299	439
Contract assets	44	231	275
Other current assets	641	31	672
Property, plant and equipment, net	66	62	128
Intangible assets, net	-	73	73
Finance lease right-of-use assets	-	11	11
Operating lease right-of-use assets	-	269	269
Other non-current assets	140	-	140
Goodwill	-	182	182

	Year Ended December 31, 2024
	Deep Isolation US & EMEA	Freestone	Total
Revenues	$2,877	$4,176	$7,053
Cost of services	1,841	1,824	3,665
Depreciation and amortization expense	2	108	110
Selling, general and administrative expenses	2,886	1,256	4,142
Research and development costs	202	-	202
Operating (loss) income	$(2,054)	$988	$(1,066)
Other income/(expense), net	182	(109)	73
Segment (loss) income before income tax	$(1,872)	$879	$(993)
Income tax (benefit) expense	1	-	1
Segment (loss) income	$(1,873)	$879	$(994)

	As of December 31, 2024
	Deep Isolation US & EMEA	Freestone	Total
Cash and cash equivalents	$944	$1,205	$2,149
Accounts receivable, net	348	651	999
Contract assets	20	91	111
Other current assets	50	30	80
Property, plant and equipment, net	3	52	55
Intangible assets, net	-	153	153
Finance lease right-of use assets	-	14	14
Operating lease right-of-use assets	4	383	387
Goodwill	-	182	182

Schedule of Net Sales by Geographic Area	The following table summarizes net sales by geographic area (in thousands):
	Year Ended December 31,
	2025	2024
U.S.	$6,058	$6,555
EMEA	78	498
Total	$6,136	$7,053

Schedule of Long-Lived Assets by Geographic Area	The following table summarizes long-lived assets by geographic area (in thousands):
	As of December 31,
	2025	2024
U.S.	$481	$609
EMEA	-	-
Total	$481	$609

Schedule of Customer Concentration Risk

During the years ended December 31, 2025 and 2024, four customers, accounted for approximately 81% and 90%, respectively, of the Company’s revenue as follows (in thousands):

	Year Ended December 31,
	2025		2024
	$	%	$	%
Revenue earned from the U.S. Department of Energy	$719	12%	$1,529	22%
Revenue earned from the CPCCO	2,117	35%	2,792	40%
Revenue earned from Oklo	668	11%	342	5%
Revenue earned from the H2C (formerly WRPS)	1,109	24%	1,490	24%
Total revenues from major customers	$4,613	81%	$6,153	90%